Quarterly Holdings Report
for
Fidelity Advisor® Strategic Income Fund
September 30, 2025
SI-NPRT3-1125
1.808792.121
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 11.0255% 10/20/2037 (b)(c)(d)	324,000	329,657
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	836,000	842,825
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 7.1178% 1/16/2037 (b)(c)(d)	250,000	250,122
TOTAL BAILIWICK OF JERSEY		1,422,604
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.8176% 4/15/2037 (b)(c)(d)	538,000	543,376
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (b)(c)(d)	498,000	501,700
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.9371% 3/31/2038 (b)(c)(d)	333,000	336,351
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(d)	501,000	510,492
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0302% 7/20/2038 (b)(c)(d)	321,000	323,093
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6768% 7/24/2038 (b)(c)(d)	798,000	819,997
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (b)(c)(d)	488,000	490,440
Bbam US Clo III Ltd Series 2025-3A Class DR, 5% 10/15/2038 (b)(c)	404,000	404,000
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.9065% 4/15/2038 (b)(c)(d)	668,000	671,812
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	716,000	719,047
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (b)(c)(d)	393,000	397,795
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (b)(c)(d)	658,000	675,210
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	468,000	472,610
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6755% 10/20/2037 (b)(c)(d)	178,000	180,959
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (b)(c)(d)	1,091,000	1,127,557
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (b)(c)(d)	410,000	413,250
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (b)(c)(d)	2,231,000	2,248,628
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.4255% 7/20/2037 (b)(c)(d)	1,262,000	1,273,843
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (b)(c)(d)	460,000	464,069
Flatiron Clo 19 Ltd Series 2025-1A Class ER2, CME Term SOFR 3 month Index + 5.9%, 10.0852% 11/16/2034 (b)(c)(d)	305,000	300,479
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	707,000	713,633
Galaxy XXV CLO Ltd Series 2025-25A Class ERR, CME Term SOFR 3 month Index + 5.75%, 10.0104% 4/25/2036 (b)(c)(d)	200,000	200,495
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (b)(c)(d)	218,000	222,689
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (b)	308,000	315,950
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.3176% 7/15/2037 (b)(c)(d)	395,000	398,671
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (b)(c)(d)	519,000	524,129
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5755% 10/20/2037 (b)(c)(d)	464,000	469,400
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8755% 7/20/2037 (b)(c)(d)	553,000	555,430
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (b)(c)(d)	876,000	882,644
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	319,000	321,941
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (b)(c)(d)	738,000	737,874
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (b)(c)(d)	1,085,000	1,075,110
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.1255% 4/20/2038 (b)(c)(d)	274,000	274,743
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (b)(c)(d)	826,000	836,985
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		20,404,402
UNITED STATES - 0.0%
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5755% 4/20/2034 (b)(c)(d)	357,000	357,667
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (b)	325,000	329,459
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.0755% 1/20/2038 (b)(c)(d)	375,000	383,475
Systima Capital Management LLC Series 2025-SUP2 Class E, U.S. 30-Day Avg. SOFR Index + 4%, 8.0865% 9/25/2032 (b)(c)(d)	250,000	249,995
TOTAL UNITED STATES		1,320,596
TOTAL ASSET-BACKED SECURITIES (Cost $22,893,361)		23,147,602

Bank Loan Obligations - 4.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2401% 8/1/2030 (c)(d)(e)	1,470,533	1,432,623
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (c)(d)(e)	4,140,000	4,134,825
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (c)(d)(e)	9,096,794	8,778,406
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 9/29/2032 (c)(d)(e)(f)	5,405,000	5,296,900
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche 1ST LIEN AE TL, term loan 14.1568% 10/27/2025 (c)(e)(g)	76,941	76,940
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.0185% 2/12/2026 (c)(d)(e)	766,000	368,163
		445,103
TOTAL LUXEMBOURG		5,742,003
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 1/17/2032 (c)(d)(e)	9,339,397	9,339,397
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6634% 11/15/2030 (c)(d)(e)	5,220,500	4,869,056
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.6634% 9/27/2029 (c)(d)(e)	5,181,162	5,109,920
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (c)(d)(e)	19,343,039	19,432,791
TOTAL UNITED KINGDOM		24,542,711
UNITED STATES - 4.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6472% 3/25/2026 (c)(d)(e)	4,570,583	3,176,556
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.2649% 3/25/2026 (c)(d)(e)(g)	127,095	133,132
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.5794% 3/25/2026 (c)(d)(e)	1,167,711	1,220,258
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.7631% 3/25/2026 (c)(d)(e)	123,912	123,912
		4,653,858
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 6/24/2029 (c)(d)(e)	343,463	343,284
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5279% 1/31/2029 (c)(d)(e)	3,454,700	3,428,306
		3,771,590
TOTAL COMMUNICATION SERVICES		8,425,448

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 5/6/2030 (c)(d)(e)	1,237,523	1,236,359
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/23/2032 (c)(d)(e)	2,864,797	2,861,216
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 6/20/2031 (c)(d)(e)	1,530,728	1,514,150
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (c)(d)(e)	15,276,383	12,739,434
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1655% 5/15/2028 (c)(d)(e)	11,214,133	11,218,843
		23,958,277
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/29/2029 (c)(d)(e)	12,876,889	12,854,226
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (c)(d)(e)	3,878,957	3,720,579
		16,574,805
Household Durables - 0.0%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 9/17/2032 (c)(d)(e)(f)	5,410,000	5,349,138
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7419% 10/16/2031 (c)(d)(e)	1,999,838	2,008,597
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/4/2031 (c)(d)(e)	1,178,561	1,171,690
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9858% 6/6/2031 (c)(d)(e)	51,216,258	49,894,880
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 9/25/2031 (c)(d)(e)(f)	675,000	674,831
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 1/30/2031 (c)(d)(e)	931,787	928,115
		54,678,113
TOTAL CONSUMER DISCRETIONARY		106,172,058

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.3515% 1/24/2029 (c)(d)(e)	815,138	612,812
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 1/24/2029 (c)(d)(e)	530,287	532,938
		1,145,750
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 2/12/2031 (c)(d)(e)	928,291	925,878
TOTAL CONSUMER STAPLES		2,071,628

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (c)(d)(e)	865,848	865,848
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8285% 10/15/2031 (c)(d)(e)	730,704	730,704
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(g)(h)	1,476,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(e)(g)(h)	3,422,531	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (c)(d)(e)	10,044,762	4,830,627
		6,427,179
Financials - 0.5%
Capital Markets - 0.0%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 10/31/2031 (c)(d)(e)	5,149,990	5,158,384
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 9/15/2031 (c)(d)(e)	10,396,438	10,397,477
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/26/2031 (c)(d)(e)	751,225	750,909
		16,306,770
Financial Services - 0.2%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (c)(d)(e)	6,340,000	6,038,850
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1634% 7/31/2031 (c)(d)(e)	8,125,000	8,119,963
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (c)(d)(e)(f)	590,000	592,949
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (c)(d)(e)	12,259,275	12,257,314
		27,009,076
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 6/21/2032 (c)(d)(e)	7,427,755	7,412,305
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 11/6/2030 (c)(d)(e)	5,105,292	5,090,946
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 5/31/2032 (c)(d)(e)	1,685,000	1,690,510
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6655% 9/19/2031 (c)(d)(e)	15,323,157	15,278,720
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7515% 5/6/2032 (c)(d)(e)	5,810,526	5,910,410
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 5/6/2031 (c)(d)(e)	967,621	966,111
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5755% 6/20/2030 (c)(d)(e)	1,764,990	1,767,143
		38,116,145
TOTAL FINANCIALS		81,431,991

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4134% 1/15/2031 (c)(d)(e)	1,456,350	1,455,141
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 10/23/2028 (c)(d)(e)	9,625,749	9,625,172
		11,080,313
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 11/15/2028 (c)(d)(e)	3,094,362	3,095,971
Health Care Technology - 0.2%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 2/15/2029 (c)(d)(e)	13,287,530	13,254,311
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0302% 5/1/2031 (c)(d)(e)	15,519,463	15,228,473
		28,482,784
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.4134% 10/8/2030 (c)(d)(e)	7,910,175	7,784,087
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 8/2/2032 (c)(d)(e)	600,000	598,998
		8,383,085
TOTAL HEALTH CARE		51,042,153

Industrials - 0.4%
Aerospace & Defense - 0.1%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 8/19/2032 (c)(d)(e)	9,855,000	9,842,386
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 1/19/2032 (c)(d)(e)	4,395,600	4,392,567
		14,234,953
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 2/13/2032 (c)(d)(e)	8,188,850	8,171,817
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 12/21/2028 (c)(d)(e)	8,170,096	8,148,364
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (c)(d)(e)	2,733,375	2,434,836
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (c)(d)(e)	13,810,252	12,484,467
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (c)(d)(e)	1,363,200	1,363,432
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (c)(d)(e)	7,213,950	6,859,601
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2779% 12/10/2026 (c)(d)(e)	2,836,490	2,847,126
		42,309,643
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/12/2032 (c)(d)(e)	900,000	903,753
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2634% 3/25/2031 (c)(d)(e)	2,600,400	2,581,989
		3,485,742
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5755% 5/28/2032 (c)(d)(e)	573,563	575,713
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1958% 2/22/2031 (c)(d)(e)	987,797	989,446
		1,565,159
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 9/29/2031 (c)(d)(e)	2,023,999	2,021,591
TOTAL INDUSTRIALS		63,617,088

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 7/12/2032 (c)(d)(e)	960,051	961,251
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 8/18/2031 (c)(d)(e)	1,257,300	1,255,578
		2,216,829
IT Services - 0.7%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 2/16/2028 (c)(d)(e)	370,441	370,284
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (c)(e)	2,034,721	1,641,349
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 3/20/2032 (c)(d)(e)	2,442,725	2,444,948
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	64,770,000	64,922,857
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (c)(d)(e)	26,322,003	25,799,248
		95,178,686
Software - 1.2%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/23/2032 (c)(d)(e)	95,000	97,038
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 2/24/2031 (c)(d)(e)	5,105,633	5,107,063
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 3/26/2032 (c)(d)(e)	12,344,063	12,340,606
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7631% 9/29/2028 (c)(d)(e)	7,879,247	7,887,678
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0685% 7/26/2032 (c)(d)(e)	750,000	750,000
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2231% 3/1/2029 (c)(d)(e)	13,921,057	13,272,893
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 5/3/2028 (c)(d)(e)	4,896,103	4,702,315
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 7/1/2031 (c)(d)(e)	12,624,600	12,453,284
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.5695% 6/2/2028 (c)(d)(e)	9,777,600	9,412,309
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 10/26/2030 (c)(d)(e)	6,015,455	6,029,110
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 8/31/2028 (c)(d)(e)	37,113,182	37,210,049
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2631% 4/24/2028 (c)(d)(e)	2,980,800	2,972,573
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 2/10/2031 (c)(d)(e)	30,980,584	30,940,619
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.56% 4/14/2031 (c)(d)(e)	15,944,733	15,899,928
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	13,765,500	14,239,859
		173,315,324
TOTAL INFORMATION TECHNOLOGY		270,710,839

Materials - 0.4%
Chemicals - 0.3%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.082% 10/4/2029 (c)(d)(e)	26,984,871	26,827,550
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (c)(d)(e)	11,839,618	11,715,301
		38,542,851
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.3384% 4/13/2029 (c)(d)(e)	27,498,819	27,452,346
TOTAL MATERIALS		65,995,197

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7329% 5/17/2030 (c)(d)(e)	237,893	237,978
TOTAL UNITED STATES		656,131,559
TOTAL BANK LOAN OBLIGATIONS (Cost $721,330,621)		714,970,580

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,261,639	1,060,197
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,340,760	1,126,685
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,090,840	974,940
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,749,900	1,539,237
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,709,718	1,582,547
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	6,711,388	6,435,579
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	966,323	890,915
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	13,669,442	12,173,232
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,264,809	1,122,120
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	1,929,136	1,684,349
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,420,551	2,241,124
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.806% 11/25/2053 (c)(d)	7,497,223	7,554,459
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 6/25/2054 (c)(d)	6,131,853	6,144,728
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 9/25/2054 (c)(d)	3,127,270	3,132,583
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.756% 2/25/2055 (c)(d)	4,859,697	4,885,882
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.756% 9/25/2054 (c)(d)	4,925,344	4,944,337
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 2/25/2055 (c)(d)	6,517,446	6,536,792
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	2,791,827	2,796,518
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,004,365	891,488
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	1,874,420	1,706,939
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LB, 3% 11/25/2040	3,183,633	2,887,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	3,981,730	3,344,873
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	6,375,281	5,639,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,254,623	1,137,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,356,093	1,199,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,284,469	1,163,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,476,547	1,287,445
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	974,329	883,508
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,636,412	4,224,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	5,353,893	5,247,763
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,951,400	1,867,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,669,647	2,546,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	3,131,799	3,044,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.406% 8/25/2053 (c)(d)	4,521,869	4,525,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 6/25/2054 (c)(d)	3,326,628	3,340,293
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.456% 11/25/2054 (c)(d)	3,995,482	3,997,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	8,562,142	8,583,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 2/25/2055 (c)(d)	2,600,442	2,597,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.606% 10/25/2054 (c)(d)	4,811,366	4,825,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	4,047,517	4,054,526
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.406% 4/25/2055 (c)(d)	3,935,844	3,930,234
TOTAL UNITED STATES		139,751,546
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $138,193,202)		139,751,546

Commercial Mortgage Securities - 2.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.7%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	12,350,729	12,310,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	23,341,797	23,241,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,556,658	1,547,894
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	18,462,106	18,323,351
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	45,123,978	44,684,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	16,563,681	16,380,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	22,360,000	22,098,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	2,499,163	2,478,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	36,420,000	36,164,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	61,264,203	60,658,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,800,000	1,788,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	19,900,000	19,692,045
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	11,086,035	11,039,391
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	12,472,274	12,376,151
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	7,727,350	7,628,096
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	30,500,000	30,082,897
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	55,663,480	53,322,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.9047% 4/25/2029 (c)(d)	21,181,634	21,216,037
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.8847% 6/25/2030 (c)(d)	12,500,000	12,499,971
TOTAL UNITED STATES		407,532,487
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,722,127)		407,532,487

Common Stocks - 7.4%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (i)	103,100	15,317,206
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	1,989,000	28,113,875
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	4,400	2,688,809
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (i)	133,400	520,260
Studio City International Holdings Ltd ADR (b)(i)	121,177	472,590

TOTAL HONG KONG		992,850
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (g)(i)	151,792	2
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	19,800	4,509,054
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	118,900	33,207,581
UNITED STATES - 6.9%
Communication Services - 0.8%
Interactive Media & Services - 0.6%
Alphabet Inc Class A	65,400	15,898,740
Meta Platforms Inc Class A	89,200	65,506,696
Pinterest Inc Class A (i)	159,447	5,129,410
		86,534,846
Media - 0.2%
EchoStar Corp (i)(j)	205,059	15,658,305
EchoStar Corp Class A (i)(k)	338,100	25,817,316
iHeartMedia Inc Class A (i)	26	75
		41,475,696
TOTAL COMMUNICATION SERVICES		128,010,542

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
UC Holdings Inc (g)(i)	560,355	6
Broadline Retail - 0.1%
Amazon.com Inc (i)	95,100	20,881,107
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (i)	58,500	7,103,070
Booking Holdings Inc	2,200	11,878,394
Boyd Gaming Corp	123,800	10,702,510
New Cotai LLC / New Cotai Capital Corp (g)(i)(j)	2,242,893	807,441
		30,491,415
Household Durables - 0.1%
TopBuild Corp (i)	58,100	22,708,966
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	50,200	11,155,444
Williams-Sonoma Inc	48,000	9,381,600
		20,537,044
TOTAL CONSUMER DISCRETIONARY		94,618,538

Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (i)	104,700	6,019,203
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers Inc rights (g)(i)	584,047	22,883
US Foods Holding Corp (i)	85,100	6,520,362
		6,543,245
TOTAL CONSUMER STAPLES		12,562,448

Energy - 0.3%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (g)(i)	135,187	1
Superior Energy Services Inc Class A (g)(i)	66,115	3,897,479
		3,897,480
Oil, Gas & Consumable Fuels - 0.3%
California Resources Corp	10,789	573,759
Canvas Energy Inc Series B warrants 10/1/2025 (g)(i)	289	0
Energy Transfer LP	360,500	6,186,180
EP Energy Corp (g)(i)	611,545	966,241
Expand Energy Corp	550	58,432
Expand Energy Corp warrants 2/9/2026 (i)	1,040	96,919
Mesquite Energy Inc (g)(i)	185,122	37,685,233
Unit Corp	28,630	858,471
		46,425,235
TOTAL ENERGY		50,322,715

Financials - 0.9%
Capital Markets - 0.1%
Ares Management Corp Class A	41,400	6,619,446
Blue Owl Capital Inc Class A	313,500	5,307,555
Moody's Corp	14,800	7,051,904
		18,978,905
Consumer Finance - 0.1%
OneMain Holdings Inc	299,100	16,887,186
Financial Services - 0.5%
Apollo Global Management Inc	189,500	25,254,665
Block Inc Class A (i)	143,100	10,341,837
Carnelian Point Holdings LP warrants 6/30/2027 (g)(i)	544	1,588
Mastercard Inc Class A	27,600	15,699,156
Visa Inc Class A	82,700	28,232,126
		79,529,372
Insurance - 0.2%
Arthur J Gallagher & Co	81,300	25,181,862
TOTAL FINANCIALS		140,577,325

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC warrants (g)(i)	4,969	16,646
DaVita Inc (i)	26,200	3,481,194
Tenet Healthcare Corp (i)	36,700	7,451,568
		10,949,408
Industrials - 1.6%
Building Products - 0.2%
Carlisle Cos Inc	13,700	4,506,752
Simpson Manufacturing Co Inc	35,600	5,961,576
Trane Technologies PLC	33,500	14,135,660
		24,603,988
Construction & Engineering - 0.8%
Comfort Systems USA Inc	73,100	60,320,658
EMCOR Group Inc	45,200	29,359,208
IES Holdings Inc (i)	26,900	10,696,785
WillScot Holdings Corp	267,000	5,636,370
		106,013,021
Electrical Equipment - 0.5%
Eaton Corp PLC	60,500	22,642,125
NEXTracker Inc Class A (i)	177,900	13,162,821
nVent Electric PLC	114,000	11,244,960
Vertiv Holdings Co Class A	187,600	28,301,336
		75,351,242
Machinery - 0.1%
Deere & Co	6,700	3,063,642
Parker-Hannifin Corp	20,300	15,390,445
		18,454,087
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc (k)	150,692	57,263
Spirit Aviation Holdings Inc	32,618	12,395
		69,658
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (g)(i)	15,403	0
TOTAL INDUSTRIALS		224,491,996

Information Technology - 1.8%
Communications Equipment - 0.1%
Arista Networks Inc	136,800	19,933,128
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp (i)	56,300	6,064,636
IT Services - 0.0%
GTT Communications Inc (g)(i)	51,638	1,952,433
Semiconductors & Semiconductor Equipment - 1.2%
KLA Corp	18,700	20,169,820
Marvell Technology Inc	86,600	7,280,462
Micron Technology Inc	48,900	8,181,948
NVIDIA Corp	626,000	116,799,081
ON Semiconductor Corp (i)	247,091	12,184,057
		164,615,368
Software - 0.5%
Adobe Inc (i)	28,564	10,075,951
Autodesk Inc (i)	21,700	6,893,439
Microsoft Corp	60,500	31,335,975
Monday.com Ltd (i)	53,900	10,439,891
Salesforce Inc	37,200	8,816,400
		67,561,656
TOTAL INFORMATION TECHNOLOGY		260,127,221

Materials - 0.2%
Chemicals - 0.0%
Chemours Co/The	293,779	4,653,459
Construction Materials - 0.2%
Eagle Materials Inc	48,600	11,325,745
James Hardie Industries PLC (i)	389,200	7,476,532
Martin Marietta Materials Inc	10,000	6,302,800
		25,105,077
Metals & Mining - 0.0%
Elah Holdings Inc (i)	517	8,699
TOTAL MATERIALS		29,767,235

Utilities - 0.5%
Electric Utilities - 0.1%
Constellation Energy Corp	78,800	25,930,716
Portland General Electric Co	13,962	614,328
		26,545,044
Independent Power and Renewable Electricity Producers - 0.4%
PureWest Energy LLC (g)(i)	10,774	2,422
Vistra Corp	287,300	56,287,816
		56,290,238
TOTAL UTILITIES		82,835,282

TOTAL UNITED STATES		1,034,262,710
TOTAL COMMON STOCKS (Cost $625,948,404)		1,119,092,087

Convertible Corporate Bonds - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	18,687,421	45,971,056
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (g)	3,045,193	3,857,650
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	3,680,000	4,620,240
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Wolfspeed Inc 1.875% (g)(h)	51,247,000	28,283,732
Wolfspeed Inc 2.5% 6/15/2031	8,359,000	19,885,225
		48,168,957
TOTAL UNITED STATES		102,617,903
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $65,689,371)		102,617,903

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Acrisure Holdings Inc Series A-2 (g) (Cost $55,065,084)	2,286,756	59,089,775

Fixed-Income Funds - 23.2%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (l)	281,482,114	2,364,449,754
Fidelity Floating Rate Central Fund (l)	10,077,374	968,838,779
iShares Broad USD High Yield Corporate Bond ETF	5,013,200	189,398,696
TOTAL FIXED-INCOME FUNDS (Cost $3,765,118,956)		3,522,687,229

Foreign Government and Government Agency Obligations - 8.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Australian Commonwealth 1% 12/21/2030 (m)	AUD	1,000,000	575,923
Australian Commonwealth 3.5% 12/21/2034 (m)	AUD	70,000,000	43,697,345
TOTAL AUSTRALIA			44,273,268
CANADA - 0.5%
Canadian Government 3.25% 6/1/2035	CAD	34,000,000	24,559,587
Canadian Government 4.5% 2/1/2026	CAD	66,060,000	47,781,834
TOTAL CANADA			72,341,421
GERMANY - 5.9%
German Federal Republic 2.4% 10/19/2028 (m)	EUR	25,900,000	30,679,012
German Federal Republic 2.4% 4/18/2030 (m)	EUR	207,000,000	244,420,903
German Federal Republic 2.5% 10/11/2029 (m)	EUR	143,620,000	170,485,338
German Federal Republic 2.5% 2/15/2035 (m)	EUR	74,650,000	86,438,357
German Federal Republic 2.6% 8/15/2035 (m)	EUR	60,000,000	69,786,471
German Federal Republic 2.7% 9/17/2026 (m)	EUR	236,500,000	279,500,953
TOTAL GERMANY			881,311,034
JAPAN - 0.4%
Japan Government 0.7% 12/20/2048	JPY	15,500,000,000	67,479,528
SINGAPORE - 0.1%
Republic of Singapore 2.75% 3/1/2035	SGD	20,000,000	16,608,086
SPAIN - 0.4%
Spanish Kingdom 3.15% 4/30/2035 (b)(m)	EUR	56,024,000	65,520,428
SWITZERLAND - 0.3%
Swiss Confederation 3.5% 4/8/2033 (m)	CHF	30,000,000	47,270,021
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/30/2026 (m)	GBP	15,130,000	20,134,700
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (m)	GBP	16,050,000	9,549,899
TOTAL UNITED KINGDOM			29,684,599
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,187,234,137)			1,224,488,385

Non-Convertible Corporate Bonds - 22.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (b)	4,420,000	4,219,940
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (b)	5,450,000	5,425,143
Mineral Resources Ltd 7% 4/1/2031 (b)	3,585,000	3,627,974
Mineral Resources Ltd 8% 11/1/2027 (b)	5,070,000	5,167,821
Mineral Resources Ltd 8.125% 5/1/2027 (b)	11,295,000	11,294,617
Mineral Resources Ltd 8.5% 5/1/2030 (b)	8,767,000	9,118,995
Mineral Resources Ltd 9.25% 10/1/2028 (b)	9,448,000	9,899,699

TOTAL AUSTRALIA		48,754,189
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (b)	9,200,000	9,146,132
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)	4,180,000	4,155,547
CANADA - 1.0%
Communication Services - 0.0%
Media - 0.0%
Videotron Ltd 5.125% 4/15/2027 (b)	7,325,000	7,325,605
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)	5,685,000	5,548,836
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)	23,490,000	22,137,526
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)	6,265,000	6,155,867
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)	5,640,000	5,604,294
		39,446,523
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)	4,370,000	4,098,361
TOTAL CONSUMER DISCRETIONARY		43,544,884

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)	5,190,000	4,023,153
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Parkland Corp 4.5% 10/1/2029 (b)	4,420,000	4,304,559
Parkland Corp 4.625% 5/1/2030 (b)	5,540,000	5,386,335
Parkland Corp 6.625% 8/15/2032 (b)	2,605,000	2,676,799
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)	18,544,000	19,691,188
Teine Energy Ltd 6.875% 4/15/2029 (b)	4,420,000	4,348,634
		36,407,515
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (b)	2,815,000	2,822,116
Bombardier Inc 7.125% 6/15/2026 (b)	1,458,000	1,454,006
Bombardier Inc 7.25% 7/1/2031 (b)	2,610,000	2,766,684
Bombardier Inc 7.875% 4/15/2027 (b)	1,197,000	1,202,233
Bombardier Inc 8.75% 11/15/2030 (b)	4,055,000	4,372,880
		12,617,919
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (b)	4,630,000	4,435,982
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (b)	4,230,000	4,191,610
TOTAL INDUSTRIALS		21,245,511

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (b)	5,000,000	5,202,084
Open Text Holdings Inc 4.125% 12/1/2031 (b)	2,490,000	2,302,739
Open Text Holdings Inc 4.125% 2/15/2030 (b)	3,220,000	3,050,296
		10,555,119
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (b)	3,635,000	3,804,053
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (b)	3,310,000	3,283,954
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (b)	4,165,000	4,094,445
		7,378,399
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)	3,600,000	3,589,105
TOTAL MATERIALS		14,771,557

TOTAL CANADA		137,873,344
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)	3,310,000	2,788,675
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 5.125% 1/15/2029 (b)	1,265,000	1,087,900
Altice France SA 5.125% 7/15/2029 (b)	42,745,000	36,504,230
Altice France SA 5.5% 1/15/2028 (b)	9,830,000	8,650,400
Altice France SA 5.5% 10/15/2029 (b)	30,015,000	25,961,065
		72,203,595
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (b)	4,725,000	5,034,227
TOTAL FRANCE		77,237,822
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (b)	1,040,000	979,898
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)	4,240,000	4,087,944
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (b)	2,230,000	2,219,129
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,681,000	1,678,648
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	2,775,000	2,789,743

TOTAL ISRAEL		4,468,391
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (b)	8,025,000	6,239,437
Altice Financing SA 5.75% 8/15/2029 (b)	11,895,000	8,950,988
		15,190,425
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)	5,780,000	5,672,077
ION Trading Technologies Sarl 9.5% 5/30/2029 (b)	3,900,000	4,105,401
		9,777,478
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (g)	1,517,920	0
TOTAL LUXEMBOURG		24,967,903
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)	3,255,000	3,137,820
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (b)	3,627,744	3,618,675
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (b)	1,260,971	1,262,547

TOTAL MEXICO		4,881,222
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (b)	11,130,000	10,069,514
Ziggo BV 4.875% 1/15/2030 (b)	4,805,000	4,535,231

TOTAL NETHERLANDS		14,604,745
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)	5,560,000	5,772,748
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)	2,795,000	2,714,957
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)	3,735,000	3,653,962
TOTAL SPAIN		6,368,919
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)	4,240,000	3,879,626
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (b)	4,225,000	4,240,907
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)	9,930,000	9,344,117
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (b)	1,805,000	1,900,876
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)	2,760,000	2,956,524
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)	4,100,000	4,268,167
		9,125,567
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 12% 11/30/2028 (b)	54,325,000	59,728,002
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)	2,995,000	2,867,102
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (b)	6,560,000	6,738,743
TOTAL UNITED KINGDOM		87,803,531
UNITED STATES - 19.2%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.2%
Frontier Communications Holdings LLC 5% 5/1/2028 (b)	11,730,000	11,703,618
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)	6,300,000	6,296,195
Level 3 Financing Inc 7% 3/31/2034 (b)	18,025,000	18,336,996
		36,336,809
Entertainment - 0.0%
ROBLOX Corp 3.875% 5/1/2030 (b)	4,175,000	3,982,344
Media - 1.5%
CSC Holdings LLC 3.375% 2/15/2031 (b)	8,065,000	5,201,483
CSC Holdings LLC 4.125% 12/1/2030 (b)	10,930,000	7,157,565
CSC Holdings LLC 4.5% 11/15/2031 (b)	14,965,000	9,731,371
DISH Network Corp 11.75% 11/15/2027 (b)	27,490,000	29,091,485
EchoStar Corp 10.75% 11/30/2029	68,356,699	75,277,815
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	21,074,568	21,726,826
Scripps Escrow II Inc 3.875% 1/15/2029 (b)	1,655,000	1,458,027
Sirius XM Radio LLC 3.875% 9/1/2031 (b)	5,645,000	5,115,887
Sirius XM Radio LLC 4% 7/15/2028 (b)	4,890,000	4,725,081
Sirius XM Radio LLC 5% 8/1/2027 (b)	4,610,000	4,587,863
Univision Communications Inc 4.5% 5/1/2029 (b)	5,760,000	5,432,988
Univision Communications Inc 7.375% 6/30/2030 (b)	22,095,000	22,200,725
Univision Communications Inc 8.5% 7/31/2031 (b)	18,175,000	18,768,268
		210,475,384
TOTAL COMMUNICATION SERVICES		250,794,537

Consumer Discretionary - 2.4%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (b)	2,805,000	2,874,415
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)	5,595,000	5,718,575
Dana Inc 4.5% 2/15/2032	4,150,000	4,086,343
Hertz Corp/The 12.625% 7/15/2029 (b)	1,245,000	1,319,883
Hertz Corp/The 5.5% (g)(h)(n)	6,540,000	327,000
Hertz Corp/The 6% (g)(h)(n)	5,785,000	867,750
Hertz Corp/The 6.25% (g)(h)(n)	6,775,000	406,500
Hertz Corp/The 7.125% (g)(h)(n)	6,315,000	1,010,400
Nesco Holdings II Inc 5.5% 4/15/2029 (b)	7,155,000	7,007,142
		23,618,008
Automobiles - 0.0%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (b)	1,635,000	1,500,173
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (b)	1,845,000	1,836,340
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (b)	820,000	853,774
		4,190,287
Broadline Retail - 0.0%
ANGI Group LLC 3.875% 8/15/2028 (b)	3,385,000	3,181,392
Wayfair LLC 7.25% 10/31/2029 (b)	5,635,000	5,809,914
		8,991,306
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (b)	2,790,000	2,949,334
Diversified Consumer Services - 0.1%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)	4,235,000	4,220,027
Service Corp International/US 4% 5/15/2031	5,750,000	5,421,352
TKC Holdings Inc 6.875% 5/15/2028 (b)	9,328,000	9,407,903
		19,049,282
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (b)	2,720,000	2,364,896
Boyd Gaming Corp 4.75% 6/15/2031 (b)	7,140,000	6,883,004
Carnival Corp 0% 3/31/2029 (b)(o)	5,400,000	5,400,000
Carnival Corp 4% 8/1/2028 (b)	26,560,000	26,180,341
Carnival Corp 5.875% 6/15/2031 (b)	4,135,000	4,237,312
Carnival Corp 7% 8/15/2029 (b)	2,830,000	2,977,033
Churchill Downs Inc 5.75% 4/1/2030 (b)	6,975,000	6,968,711
Churchill Downs Inc 6.75% 5/1/2031 (b)	5,595,000	5,734,065
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)	11,750,000	11,182,922
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)	15,885,000	14,907,006
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)	3,350,000	3,222,682
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)	5,020,000	4,750,078
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	11,025,000	10,963,161
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	5,210,000	5,206,453
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)	3,955,000	3,860,911
Light & Wonder International Inc 7.5% 9/1/2031 (b)	2,745,000	2,854,685
Lindblad Expeditions LLC 7% 9/15/2030 (b)	3,685,000	3,756,084
MGM Resorts International 4.75% 10/15/2028	6,740,000	6,687,472
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (b)	7,610,000	7,907,094
Neogen Food Safety Corp 8.625% 7/20/2030 (b)	2,545,000	2,661,355
Papa John's International Inc 3.875% 9/15/2029 (b)	2,555,000	2,441,400
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (b)	5,095,000	2,751,300
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (b)	1,015,000	523,297
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)	4,165,000	4,201,864
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)	5,295,000	5,466,658
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (b)	5,630,000	5,536,393
Station Casinos LLC 4.625% 12/1/2031 (b)	4,155,000	3,919,473
VOC Escrow Ltd 5% 2/15/2028 (b)	10,470,000	10,441,515
Yum! Brands Inc 4.625% 1/31/2032	5,905,000	5,737,394
		179,724,559
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)	4,105,000	3,886,120
LGI Homes Inc 8.75% 12/15/2028 (b)	2,680,000	2,813,517
Newell Brands Inc 6.375% 5/15/2030	2,750,000	2,725,141
Newell Brands Inc 6.625% 9/15/2029	3,020,000	3,037,244
Newell Brands Inc 8.5% 6/1/2028 (b)	3,470,000	3,670,345
Somnigroup International Inc 3.875% 10/15/2031 (b)	7,360,000	6,740,823
Somnigroup International Inc 4% 4/15/2029 (b)	7,905,000	7,586,804
TopBuild Corp 3.625% 3/15/2029 (b)	3,030,000	2,904,888
TopBuild Corp 5.625% 1/31/2034 (b)	4,055,000	4,040,260
Tri Pointe Homes Inc 5.7% 6/15/2028	8,715,000	8,891,095
		46,296,237
Specialty Retail - 0.5%
Asbury Automotive Group Inc 4.5% 3/1/2028	1,987,000	1,962,702
Asbury Automotive Group Inc 4.625% 11/15/2029 (b)	4,555,000	4,420,527
Asbury Automotive Group Inc 4.75% 3/1/2030	1,980,000	1,928,361
Asbury Automotive Group Inc 5% 2/15/2032 (b)	4,915,000	4,719,542
Bath & Body Works Inc 6.625% 10/1/2030 (b)	6,650,000	6,798,275
Bath & Body Works Inc 6.75% 7/1/2036	8,920,000	9,179,144
Bath & Body Works Inc 7.5% 6/15/2029	5,030,000	5,149,764
LBM Acquisition LLC 6.25% 1/15/2029 (b)	8,415,000	7,789,133
LBM Acquisition LLC 9.5% 6/15/2031 (b)	11,620,000	12,210,514
LCM Investments Holdings II LLC 8.25% 8/1/2031 (b)	3,345,000	3,537,685
Park River Holdings Inc 8% 3/15/2031 (b)	2,480,000	2,511,432
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (b)	6,770,000	6,780,062
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)	5,325,000	5,610,527
		72,597,668
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (b)	2,820,000	2,583,536
Crocs Inc 4.25% 3/15/2029 (b)	4,325,000	4,144,777
Kontoor Brands Inc 4.125% 11/15/2029 (b)	2,420,000	2,292,261
		9,020,574
TOTAL CONSUMER DISCRETIONARY		366,437,255

Consumer Staples - 1.0%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (b)	3,135,000	3,132,410
Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)	5,285,000	5,008,361
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (b)	13,797,000	13,710,296
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)	23,423,000	23,007,368
C&S Group Enterprises LLC 5% 12/15/2028 (b)	5,155,000	4,663,092
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)	14,850,000	15,624,472
Performance Food Group Inc 4.25% 8/1/2029 (b)	3,955,000	3,841,834
Performance Food Group Inc 5.5% 10/15/2027 (b)	5,345,000	5,331,782
US Foods Inc 7.25% 1/15/2032 (b)	2,735,000	2,863,386
		74,050,591
Food Products - 0.4%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (b)	3,790,000	3,747,671
Darling Ingredients Inc 6% 6/15/2030 (b)	6,615,000	6,678,246
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)	5,015,000	5,292,495
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)	3,185,000	3,438,501
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)	5,575,000	5,353,245
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)	2,790,000	2,636,889
Post Holdings Inc 4.5% 9/15/2031 (b)	12,110,000	11,313,758
Post Holdings Inc 4.625% 4/15/2030 (b)	6,415,000	6,184,140
Post Holdings Inc 5.5% 12/15/2029 (b)	11,940,000	11,892,338
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (b)	4,295,000	4,117,481
		60,654,764
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (b)	1,025,000	822,563
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (b)	6,925,000	7,151,662
TOTAL CONSUMER STAPLES		145,811,990

Energy - 2.9%
Energy Equipment & Services - 0.3%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (b)	2,735,000	2,898,341
Nabors Industries Inc 9.125% 1/31/2030 (b)	5,390,000	5,605,600
Nabors Industries Ltd 7.5% 1/15/2028 (b)	5,660,000	5,655,917
Noble Finance II LLC 8% 4/15/2030 (b)	2,805,000	2,903,341
Nustar Logistics LP 6% 6/1/2026	7,285,000	7,311,474
SESI LLC 0% 9/30/2030 (b)	2,700,000	2,699,999
Transocean International Ltd 0% 10/15/2032 (b)(o)	1,835,000	1,835,000
Transocean International Ltd 8% 2/1/2027 (b)	3,591,000	3,586,007
Transocean International Ltd 8.25% 5/15/2029 (b)	1,955,000	1,921,830
Transocean International Ltd 8.5% 5/15/2031 (b)	1,955,000	1,915,960
Transocean International Ltd 8.75% 2/15/2030 (b)	8,385,000	8,822,454
Transocean Titan Financing Ltd 8.375% 2/1/2028 (b)	4,707,381	4,823,192
Valaris Ltd 8.375% 4/30/2030 (b)	2,745,000	2,848,883
		52,827,998
Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)	4,305,000	4,289,221
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (b)	10,640,000	10,619,168
California Resources Corp 8.25% 6/15/2029 (b)	2,595,000	2,706,183
Chesapeake Energy Corp 7% (g)(h)	3,985,000	0
Chesapeake Energy Corp 8% (g)(h)	1,955,000	0
Chesapeake Energy Corp 8% (g)(h)	1,240,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (b)	4,665,000	4,664,736
CITGO Petroleum Corp 8.375% 1/15/2029 (b)	12,030,000	12,501,480
Civitas Resources Inc 8.625% 11/1/2030 (b)	5,415,000	5,608,123
CNX Midstream Partners LP 4.75% 4/15/2030 (b)	2,970,000	2,848,039
CNX Resources Corp 6% 1/15/2029 (b)	3,200,000	3,201,312
CNX Resources Corp 7.375% 1/15/2031 (b)	2,885,000	2,974,444
Comstock Resources Inc 5.875% 1/15/2030 (b)	15,170,000	14,609,551
Comstock Resources Inc 6.75% 3/1/2029 (b)	8,110,000	8,096,753
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (b)	12,715,000	12,596,805
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)	7,110,000	7,715,772
CVR Energy Inc 5.75% 2/15/2028 (b)	24,505,000	24,128,273
CVR Energy Inc 8.5% 1/15/2029 (b)	18,735,000	19,148,257
DT Midstream Inc 4.125% 6/15/2029 (b)	4,285,000	4,180,721
DT Midstream Inc 4.375% 6/15/2031 (b)	4,285,000	4,141,169
Energy Transfer LP 5.5% 6/1/2027	12,065,000	12,268,097
Expand Energy Corp 5.375% 3/15/2030	5,630,000	5,724,636
Expand Energy Corp 5.875% 2/1/2029 (b)	3,115,000	3,126,578
Expand Energy Corp 6.75% 4/15/2029 (b)	4,415,000	4,461,069
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)	2,395,000	2,454,834
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)	3,315,000	3,496,211
Hess Midstream Operations LP 4.25% 2/15/2030 (b)	4,590,000	4,448,801
Hess Midstream Operations LP 5.125% 6/15/2028 (b)	6,600,000	6,592,544
Hess Midstream Operations LP 5.5% 10/15/2030 (b)	2,775,000	2,795,063
HF Sinclair Corp 5% 2/1/2028	4,350,000	4,359,271
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (b)	7,130,000	7,147,583
Kinetik Holdings LP 5.875% 6/15/2030 (b)	4,180,000	4,204,311
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)	2,605,000	2,552,661
Murphy Oil USA Inc 4.75% 9/15/2029	4,155,000	4,097,178
Murphy Oil USA Inc 5.625% 5/1/2027	3,665,000	3,666,671
NGPL PipeCo LLC 4.875% 8/15/2027 (b)	1,800,000	1,804,383
Northern Oil & Gas Inc 7.875% 10/15/2033 (b)	4,990,000	4,970,256
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)	5,510,000	5,692,353
Occidental Petroleum Corp 7.2% 3/15/2029	2,440,000	2,632,931
ONEOK Inc 6.5% 9/1/2030 (b)	8,635,000	9,278,861
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	15,760,000	15,663,151
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)	11,525,000	11,378,851
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)	6,695,000	7,016,775
Permian Resources Operating LLC 5.875% 7/1/2029 (b)	4,055,000	4,044,863
SM Energy Co 6.625% 1/15/2027	12,830,000	12,825,714
SM Energy Co 6.75% 9/15/2026	3,175,000	3,173,915
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	5,550,000	5,343,801
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	5,515,000	5,380,118
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (b)	2,735,000	2,819,656
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)	280,000	278,576
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)	2,815,000	2,814,339
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)	5,355,000	5,239,451
Talos Production Inc 9% 2/1/2029 (b)	2,345,000	2,424,796
Talos Production Inc 9.375% 2/1/2031 (b)	2,660,000	2,770,459
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	6,345,000	6,363,532
Unit Corp 0% 12/1/2029 (Escrow) (g)	1,660,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (b)	3,525,000	3,378,133
Venture Global Calcasieu 4.125% 8/15/2031 (b)	3,525,000	3,327,064
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (b)	13,790,000	14,516,146
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (b)	13,790,000	14,647,422
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)	6,025,000	6,657,685
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (b)	6,155,000	6,947,199
		376,815,945
TOTAL ENERGY		429,643,943

Financials - 2.3%
Capital Markets - 0.2%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (b)	7,265,000	7,243,841
Coinbase Global Inc 3.375% 10/1/2028 (b)	13,780,000	13,078,641
Coinbase Global Inc 3.625% 10/1/2031 (b)	8,370,000	7,469,177
Hightower Holding LLC 6.75% 4/15/2029 (b)	2,870,000	2,831,619
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)	3,985,000	3,890,277
MSCI Inc 4% 11/15/2029 (b)	1,920,000	1,875,839
		36,389,394
Consumer Finance - 0.7%
Ally Financial Inc 8% 11/1/2031	51,348,000	58,535,161
Ally Financial Inc 8% 11/1/2031	16,761,000	19,066,367
OneMain Finance Corp 4% 9/15/2030	3,340,000	3,104,718
OneMain Finance Corp 5.375% 11/15/2029	5,560,000	5,496,965
OneMain Finance Corp 6.625% 1/15/2028	4,415,000	4,521,119
OneMain Finance Corp 7.125% 3/15/2026	11,472,000	11,575,684
OneMain Finance Corp 7.875% 3/15/2030	2,675,000	2,830,564
		105,130,578
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031	5,745,000	5,346,427
Block Inc 5.625% 8/15/2030 (b)	6,055,000	6,134,794
Block Inc 6% 8/15/2033 (b)	4,785,000	4,900,031
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)	10,155,000	10,199,861
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	6,375,000	5,502,961
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	18,665,000	18,346,691
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	1,926,000	1,923,723
James Hardie International Finance DAC 5% 1/15/2028 (b)	5,270,000	5,233,835
MGIC Investment Corp 5.25% 8/15/2028	4,725,000	4,715,861
NCR Atleos Corp 9.5% 4/1/2029 (b)	4,090,000	4,427,515
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)	2,305,000	2,383,119
		69,114,818
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (b)	4,230,000	4,169,795
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (b)	3,145,000	3,238,356
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)	2,605,000	2,713,759
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)	12,510,000	13,056,837
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)	6,740,000	6,628,096
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (b)	4,180,000	4,158,202
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (b)	19,655,000	19,697,337
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)	16,406,000	16,696,796
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)	4,590,000	4,742,518
AmWINS Group Inc 4.875% 6/30/2029 (b)	4,105,000	3,989,612
HUB International Ltd 5.625% 12/1/2029 (b)	16,470,000	16,453,436
HUB International Ltd 7.25% 6/15/2030 (b)	17,925,000	18,694,074
HUB International Ltd 7.375% 1/31/2032 (b)	6,655,000	6,930,111
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	9,115,000	9,480,676
USI Inc/NY 7.5% 1/15/2032 (b)	3,540,000	3,712,321
		134,361,926
TOTAL FINANCIALS		344,996,716

Health Care - 1.3%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (b)	2,790,000	2,653,193
Bausch + Lomb Corp 8.375% 10/1/2028 (b)	5,470,000	5,700,766
Hologic Inc 4.625% 2/1/2028 (b)	2,505,000	2,486,334
		10,840,293
Health Care Providers & Services - 0.8%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (b)	8,565,000	9,071,166
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)	11,430,000	9,884,072
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)	8,305,000	7,513,070
CHS/Community Health Systems Inc 6% 1/15/2029 (b)	4,940,000	4,794,961
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)	7,425,000	5,385,607
DaVita Inc 3.75% 2/15/2031 (b)	2,075,000	1,900,489
DaVita Inc 4.625% 6/1/2030 (b)	15,850,000	15,190,464
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)	3,925,000	3,729,058
HealthEquity Inc 4.5% 10/1/2029 (b)	2,950,000	2,860,394
Molina Healthcare Inc 3.875% 11/15/2030 (b)	6,345,000	5,871,572
Molina Healthcare Inc 3.875% 5/15/2032 (b)	5,560,000	5,045,294
Molina Healthcare Inc 4.375% 6/15/2028 (b)	4,690,000	4,573,893
Tenet Healthcare Corp 5.125% 11/1/2027	10,955,000	10,934,895
Tenet Healthcare Corp 6.125% 6/15/2030	13,945,000	14,126,829
Tenet Healthcare Corp 6.25% 2/1/2027	20,050,000	20,043,379
Tenet Healthcare Corp 6.75% 5/15/2031	2,715,000	2,810,782
		123,735,925
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)	5,660,000	5,644,242
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 4% 3/15/2031 (b)	6,035,000	5,620,766
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)	2,045,000	2,000,117
		7,620,883
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (b)	29,875,000	30,623,430
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)	10,200,000	9,854,653
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)	8,890,000	7,788,075
		48,266,158
TOTAL HEALTH CARE		196,107,501

Industrials - 2.8%
Aerospace & Defense - 0.8%
ATI Inc 4.875% 10/1/2029	2,795,000	2,747,951
ATI Inc 5.125% 10/1/2031	2,480,000	2,440,628
ATI Inc 7.25% 8/15/2030	2,745,000	2,881,386
BWX Technologies Inc 4.125% 6/30/2028 (b)	6,400,000	6,247,158
Moog Inc 4.25% 12/15/2027 (b)	2,025,000	1,994,037
TransDigm Inc 4.625% 1/15/2029	9,290,000	9,103,947
TransDigm Inc 6.25% 1/31/2034 (b)	2,145,000	2,205,959
TransDigm Inc 6.375% 3/1/2029 (b)	8,150,000	8,313,000
TransDigm Inc 6.375% 5/31/2033 (b)	15,000,000	15,168,644
TransDigm Inc 6.625% 3/1/2032 (b)	2,650,000	2,728,294
TransDigm Inc 6.75% 1/31/2034 (b)	8,120,000	8,395,747
TransDigm Inc 6.75% 8/15/2028 (b)	12,760,000	12,999,250
TransDigm Inc 6.875% 12/15/2030 (b)	21,975,000	22,769,068
TransDigm Inc 7.125% 12/1/2031 (b)	5,390,000	5,622,253
		103,617,322
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)	6,985,000	7,257,869
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)	1,400,000	1,396,480
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)	2,780,000	2,829,237
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)	3,920,000	4,026,832
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)	1,865,000	1,816,721
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	4,830,000	4,729,149
		14,798,419
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)	3,736,000	3,663,384
Artera Services LLC 8.5% 2/15/2031 (b)	12,380,000	10,939,806
Brand Industrial Services Inc 10.375% 8/1/2030 (b)	20,835,000	20,768,597
Brink's Co/The 4.625% 10/15/2027 (b)	7,200,000	7,129,393
Clean Harbors Inc 6.375% 2/1/2031 (b)	2,350,000	2,406,480
CoreCivic Inc 8.25% 4/15/2029	14,760,000	15,593,305
GEO Group Inc/The 10.25% 4/15/2031	6,505,000	7,157,569
GEO Group Inc/The 8.625% 4/15/2029	9,115,000	9,650,041
GFL Environmental Inc 4% 8/1/2028 (b)	4,200,000	4,100,378
GFL Environmental Inc 4.75% 6/15/2029 (b)	5,705,000	5,626,938
GFL Environmental Inc 6.75% 1/15/2031 (b)	3,980,000	4,164,754
Madison IAQ LLC 4.125% 6/30/2028 (b)	5,345,000	5,216,509
Madison IAQ LLC 5.875% 6/30/2029 (b)	4,265,000	4,213,394
Neptune Bidco US Inc 9.29% 4/15/2029 (b)	38,005,000	37,149,888
Reworld Holding Corp 4.875% 12/1/2029 (b)	9,642,000	9,067,990
Williams Scotsman Inc 7.375% 10/1/2031 (b)	2,735,000	2,856,275
		149,704,701
Construction & Engineering - 0.2%
Arcosa Inc 4.375% 4/15/2029 (b)	4,130,000	4,015,954
Pike Corp 5.5% 9/1/2028 (b)	18,325,000	18,264,638
Pike Corp 8.625% 1/31/2031 (b)	6,710,000	7,198,132
		29,478,724
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (b)	5,910,000	5,671,664
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (b)	12,675,000	12,639,045
XPO Inc 6.25% 6/1/2028 (b)	2,790,000	2,842,963
XPO Inc 7.125% 2/1/2032 (b)	4,015,000	4,216,686
		19,698,694
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (b)	4,830,000	4,870,195
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(c)	8,280,000	8,931,321
Chart Industries Inc 7.5% 1/1/2030 (b)	7,420,000	7,722,254
		21,523,770
Passenger Airlines - 0.4%
Allegiant Travel Co 7.25% 8/15/2027 (b)	4,365,000	4,419,268
American Airlines Inc 7.25% 2/15/2028 (b)	9,260,000	9,486,453
American Airlines Inc 8.5% 5/15/2029 (b)	8,875,000	9,257,983
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (b)	13,870,000	13,923,058
United Airlines Inc 4.375% 4/15/2026 (b)	14,560,000	14,537,638
United Airlines Inc 4.625% 4/15/2029 (b)	8,725,000	8,591,409
		60,215,809
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (b)	4,545,000	4,251,091
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 6% 3/1/2029 (b)	3,110,000	3,152,331
FTAI Aviation Investors LLC 7.875% 12/1/2030 (b)	4,040,000	4,293,094
		7,445,425
TOTAL INDUSTRIALS		423,663,488

Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)	4,370,000	4,309,711
CPI CG Inc 10% 7/15/2029 (b)	2,413,000	2,530,057
Lightning Power LLC 7.25% 8/15/2032 (b)	5,130,000	5,431,214
TTM Technologies Inc 4% 3/1/2029 (b)	4,540,000	4,364,896
		16,635,878
IT Services - 0.4%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)	4,315,000	4,193,645
ASGN Inc 4.625% 5/15/2028 (b)	5,670,000	5,565,762
CoreWeave Inc 9% 2/1/2031 (b)	11,410,000	11,693,869
CoreWeave Inc 9.25% 6/1/2030 (b)	20,545,000	21,218,753
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)	6,060,000	5,741,708
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (b)	5,665,000	5,654,991
Sabre GLBL Inc 11.125% 7/15/2030 (b)	13,975,000	13,534,089
		67,602,817
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (b)	6,765,000	6,565,511
Synaptics Inc 4% 6/15/2029 (b)	3,500,000	3,348,983
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(c)	2,849,963	2,992,461
		12,906,955
Software - 0.7%
Cloud Software Group Inc 6.5% 3/31/2029 (b)	31,025,000	31,304,855
Elastic NV 4.125% 7/15/2029 (b)	11,340,000	10,885,305
Fair Isaac Corp 4% 6/15/2028 (b)	6,420,000	6,243,731
NCR Voyix Corp 5% 10/1/2028 (b)	3,385,000	3,334,421
PTC Inc 4% 2/15/2028 (b)	3,715,000	3,637,165
UKG Inc 6.875% 2/1/2031 (b)	3,980,000	4,106,703
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	38,195,000	40,055,020
		99,567,200
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (b)	9,200,000	9,739,138
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (b)	5,975,000	6,325,464
		16,064,602
TOTAL INFORMATION TECHNOLOGY		212,777,452

Materials - 1.3%
Chemicals - 0.5%
Ingevity Corp 3.875% 11/1/2028 (b)	6,715,000	6,451,965
LSB Industries Inc 6.25% 10/15/2028 (b)	9,723,000	9,591,469
Olympus Water US Holding Corp 4.25% 10/1/2028 (b)	7,070,000	6,798,788
Olympus Water US Holding Corp 7.125% 10/1/2027 (b)	3,445,000	3,506,140
Olympus Water US Holding Corp 7.25% 2/15/2033 (b)(o)	13,505,000	13,519,066
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)	13,941,000	14,631,080
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)	3,770,000	3,684,075
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)	6,435,000	6,429,810
Scotts Miracle-Gro Co/The 4% 4/1/2031	5,930,000	5,472,442
WR Grace Holdings LLC 7.375% 3/1/2031 (b)	2,810,000	2,865,663
		72,950,498
Construction Materials - 0.0%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)	10,810,000	11,414,740
Containers & Packaging - 0.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)	3,025,000	2,874,010
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)	6,050,000	5,597,707
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)	2,785,000	2,784,427
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)	21,190,000	21,767,279
Crown Cork & Seal Co Inc 7.375% 12/15/2026	16,535,000	17,051,009
Crown Cork & Seal Co Inc 7.5% 12/15/2096	7,695,000	7,848,900
Graham Packaging Co Inc 7.125% 8/15/2028 (b)	3,720,000	3,726,610
Graphic Packaging International LLC 3.75% 2/1/2030 (b)	3,585,000	3,351,031
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)	2,815,000	2,842,595
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)	2,815,000	2,853,881
Trident TPI Holdings Inc 12.75% 12/31/2028 (b)	2,765,000	2,948,178
		73,645,627
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (b)	7,735,000	7,479,709
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)	2,135,000	2,244,273
Arsenal AIC Parent LLC 8% 10/1/2030 (b)	3,285,000	3,478,148
Cleveland-Cliffs Inc 4.625% 3/1/2029 (b)	4,615,000	4,446,360
Cleveland-Cliffs Inc 4.875% 3/1/2031 (b)	4,615,000	4,308,564
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)	9,035,000	9,312,701
Compass Minerals International Inc 6.75% 12/1/2027 (b)	2,795,000	2,797,644
Kaiser Aluminum Corp 4.625% 3/1/2028 (b)	6,615,000	6,540,923
Roller Bearing Co of America Inc 4.375% 10/15/2029 (b)	2,015,000	1,957,059
		42,565,381
TOTAL MATERIALS		200,576,246

Real Estate - 1.0%
Diversified REITs - 0.3%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)	4,190,000	4,037,236
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)	3,390,000	3,069,325
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)	841,000	885,741
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (b)	9,350,000	9,156,078
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	5,660,000	5,315,505
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)	6,695,000	6,536,588
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	12,650,000	12,601,657
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)	7,220,000	7,148,888
		48,751,018
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	6,700,000	4,926,188
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	10,950,000	9,137,986
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	21,010,000	20,352,969
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	3,890,000	4,133,366
		38,550,509
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)	5,515,000	6,018,702
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)	2,435,000	2,574,062
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)	6,480,000	6,459,267
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)	5,610,000	5,678,010
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (b)	3,045,000	2,981,409
		23,711,450
Specialized REITs - 0.3%
Iron Mountain Inc 4.875% 9/15/2029 (b)	14,590,000	14,363,096
Iron Mountain Inc 5% 7/15/2028 (b)	6,370,000	6,331,673
Iron Mountain Inc 5.25% 7/15/2030 (b)	5,915,000	5,849,738
Iron Mountain Inc 5.625% 7/15/2032 (b)	5,915,000	5,883,426
SBA Communications Corp 3.875% 2/15/2027	9,720,000	9,573,477
		42,001,410
TOTAL REAL ESTATE		153,014,387

Utilities - 1.1%
Electric Utilities - 0.9%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)	2,795,000	2,508,900
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)	4,055,000	4,006,076
NRG Energy Inc 3.375% 2/15/2029 (b)	3,080,000	2,911,579
NRG Energy Inc 3.625% 2/15/2031 (b)	6,110,000	5,648,845
NRG Energy Inc 3.875% 2/15/2032 (b)	582,000	536,337
NRG Energy Inc 5.75% 1/15/2028	19,350,000	19,391,633
NRG Energy Inc 5.75% 1/15/2034 (b)(o)	5,405,000	5,399,483
NRG Energy Inc 6% 1/15/2036 (b)(o)	10,805,000	10,806,552
Pacific Gas and Electric Co 3.95% 12/1/2047	2,711,000	2,026,063
Pacific Gas and Electric Co 4% 12/1/2046	8,299,000	6,256,803
Pacific Gas and Electric Co 4.3% 3/15/2045	3,690,000	2,960,447
PG&E Corp 5% 7/1/2028	13,615,000	13,488,980
PG&E Corp 5.25% 7/1/2030	5,150,000	5,078,647
Vistra Operations Co LLC 4.375% 5/1/2029 (b)	11,110,000	10,877,367
Vistra Operations Co LLC 5% 7/31/2027 (b)	13,800,000	13,754,332
Vistra Operations Co LLC 5.5% 9/1/2026 (b)	9,975,000	9,967,170
Vistra Operations Co LLC 5.625% 2/15/2027 (b)	17,455,000	17,465,328
Vistra Operations Co LLC 7.75% 10/15/2031 (b)	5,470,000	5,788,310
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)	2,675,000	2,746,486
		141,619,338
Gas Utilities - 0.2%
Southern Natural Gas Co LLC 7.35% 2/15/2031	14,890,000	16,567,684
Southern Natural Gas Co LLC 8% 3/1/2032	9,400,000	10,909,348
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (b)	5,750,000	5,471,068
		32,948,100
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp 11.75% (b)(h)	8,050,000	20,125
Sunnova Energy Corp 5.875% (b)(h)	1,350,000	3,375
		23,500
TOTAL UTILITIES		174,590,938

TOTAL UNITED STATES		2,898,414,453
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 7.25% 2/15/2034 (b)	3,580,000	3,701,552
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)	7,775,000	8,166,160
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)	6,235,000	6,595,383

TOTAL ZAMBIA		18,463,095
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,334,881,513)		3,364,246,040

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (c)(d)	1,711	2,667,393
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 10%	164,720	15,986,076
TOTAL UNITED STATES		18,653,469
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $16,725,770)		18,653,469

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (c)(n)	4,690,000	4,822,668
Energy Transfer LP 6.625% (c)(n)	20,350,000	20,483,238
Energy Transfer LP Series G, 7.125% (c)(n)	14,083,000	14,931,019
Mesquite Energy Inc 7.25% (g)(h)(n)	12,834,000	1,283
		40,238,208
Financials - 0.7%
Banks - 0.6%
Bank of America Corp 5.875% (c)(n)	60,475,000	61,252,271
Bank of America Corp 6.25% (c)(n)	8,215,000	8,416,274
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 7.0356% (c)(d)(n)	19,100,000	19,505,700
		89,174,245
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(g)(n)	20,631,644	20,888,587
TOTAL FINANCIALS		110,062,832

Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (c)(n)	1,105,000	1,049,416
Edison International 5.375% (c)(n)	14,352,000	13,968,022
		15,017,438
TOTAL UNITED STATES		165,318,478
TOTAL PREFERRED SECURITIES (Cost $174,093,550)		165,318,478

U.S. Government Agency - Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Fannie Mae 2% 2/1/2052	3,030,828	2,492,569
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041 (r)	3,842,100	3,333,773
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	519,189	509,335
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	371,613	332,325
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	147,555	132,015
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	3,301,556	3,083,297
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	162,292	144,323
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,226,239	1,134,062
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (p)	1,105,496	1,109,829
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (p)	826,055	849,904
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	278,256	285,131
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (q)	3,741,429	3,872,458
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (q)	2,697,381	2,790,160
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (r)	3,186,981	3,314,776
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	5,831,137	6,044,916
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	247,272	255,082
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (p)(q)	1,929,705	2,031,191
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (p)	614,438	636,191
Freddie Mac Gold Pool 2.5% 11/1/2041	11,485,695	10,302,379
Freddie Mac Gold Pool 2.5% 2/1/2042	2,166,427	1,942,111
Freddie Mac Gold Pool 2.5% 5/1/2041 (s)	4,633,708	4,180,578
Freddie Mac Gold Pool 5.5% 9/1/2052 (p)(q)	5,342,509	5,447,492
Freddie Mac Gold Pool 6% 11/1/2053	165,929	171,169
Freddie Mac Gold Pool 6% 2/1/2055	2,680,574	2,785,340
Freddie Mac Gold Pool 6.5% 10/1/2053 (p)	3,074,850	3,218,784
Freddie Mac Gold Pool 6.5% 10/1/2053 (p)	3,058,761	3,203,854
Freddie Mac Non Gold Pool 6% 9/1/2053	304,430	314,044
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (q)	3,418,157	3,581,900
Ginnie Mae I Pool 2.5% 12/20/2051	4,184,183	3,571,193
Ginnie Mae I Pool 2.5% 8/20/2051	3,550,644	3,031,578
Ginnie Mae I Pool 2.5% 9/20/2051	3,125,466	2,668,557
Ginnie Mae II Pool 2% 1/20/2051	9,831,027	8,138,642
Ginnie Mae II Pool 2% 3/20/2052	2,782,335	2,303,798
Ginnie Mae II Pool 2% 9/20/2050	1,586,017	1,313,484
Ginnie Mae II Pool 5.5% 10/1/2055 (o)	17,600,000	17,730,590
Ginnie Mae II Pool 5.5% 11/1/2055 (o)	4,925,000	4,957,888
Ginnie Mae II Pool 5.5% 12/20/2054	958,701	966,377
Ginnie Mae II Pool 6% 10/1/2055 (o)	8,900,000	9,052,482
Ginnie Mae II Pool 6% 11/1/2055 (o)	4,825,000	4,907,289
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (o)	32,275,000	27,189,168
Uniform Mortgage Backed Securities 6% 10/1/2055 (o)	15,500,000	15,833,008
TOTAL UNITED STATES		169,163,042
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $166,918,394)		169,163,042

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	2,106,000	2,228,930
Tennessee Valley Authority 5.375% 4/1/2056	3,503,000	3,556,527

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,778,101)		5,785,457

U.S. Treasury Obligations - 20.3%
	Yield (%) (t)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (q)	4.16	21,240,000	21,138,079
US Treasury Bills 0% 11/6/2025 (q)	4.18	6,800,000	6,772,647
US Treasury Bonds 2% 8/15/2051	1.95 to 2.09	77,934,000	45,658,365
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	90,920,000	56,395,261
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	216,056,000	154,758,550
US Treasury Bonds 3% 2/15/2049	3.00 to 3.10	107,530,000	80,513,088
US Treasury Bonds 3% 5/15/2045	1.80	20,100,000	15,641,883
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.85	84,226,000	69,634,503
US Treasury Bonds 4.125% 8/15/2044	4.60 to 4.66	47,820,000	44,386,673
US Treasury Bonds 4.125% 8/15/2053	4.48 to 4.80	16,039,000	14,497,126
US Treasury Bonds 4.25% 8/15/2054	4.65	15,760,000	14,548,450
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	49,031,000	47,318,745
US Treasury Bonds 4.5% 11/15/2054	4.61 to 4.82	42,730,000	41,142,647
US Treasury Bonds 4.5% 2/15/2044	4.58	12,910,000	12,627,089
US Treasury Bonds 4.625% 11/15/2044	4.71 to 4.80	25,050,000	24,817,113
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.49	24,660,000	24,228,450
US Treasury Bonds 4.75% 2/15/2037	2.81 to 2.93	8,200,000	8,609,680
US Treasury Bonds 5% 5/15/2045	4.87	17,600,000	18,276,500
US Treasury Bonds 5.25% 2/15/2029	3.91 to 3.94	5,406,000	5,688,970
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.61 to 2.63	5,722,818	5,592,629
US Treasury Notes 0.375% 1/31/2026	0.47	13,900,000	13,734,557
US Treasury Notes 0.375% 12/31/2025	0.40 to 0.44	72,767,000	72,111,244
US Treasury Notes 0.625% 7/31/2026	0.77	24,000,000	23,385,375
US Treasury Notes 0.75% 3/31/2026	0.92	36,802,000	36,243,357
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	49,141,000	45,687,693
US Treasury Notes 1.125% 10/31/2026	1.23	17,300,000	16,827,629
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	339,517,000	316,161,945
US Treasury Notes 1.25% 12/31/2026	1.26	33,922,000	32,913,616
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.46	38,280,000	35,705,072
US Treasury Notes 1.375% 10/31/2028	1.52	8,911,000	8,326,912
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.64	40,989,000	39,829,780
US Treasury Notes 1.625% 9/30/2026	1.68	3,093,000	3,030,391
US Treasury Notes 1.875% 2/28/2027	1.71	212,560,000	207,320,728
US Treasury Notes 2.375% 3/31/2029	2.50	7,500,000	7,186,523
US Treasury Notes 2.5% 2/28/2026	2.55 to 2.62	38,997,000	38,770,787
US Treasury Notes 2.5% 3/31/2027	2.72	7,200,000	7,078,500
US Treasury Notes 2.625% 5/31/2027	2.99	90,000	88,508
US Treasury Notes 2.625% 7/31/2029	2.80	23,875,000	22,977,822
US Treasury Notes 2.75% 5/31/2029	3.03	18,541,000	17,957,973
US Treasury Notes 2.75% 7/31/2027	2.71	5,670,000	5,581,406
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	83,642,000	77,757,655
US Treasury Notes 2.875% 5/15/2032	2.84	30,472,000	28,648,441
US Treasury Notes 3.125% 11/15/2028	2.66 to 3.01	28,930,000	28,489,269
US Treasury Notes 3.125% 8/31/2029	4.48	3,948,000	3,867,189
US Treasury Notes 3.375% 5/15/2033	3.83	7,260,000	6,973,570
US Treasury Notes 3.5% 1/31/2028	3.60 to 3.83	20,540,000	20,485,441
US Treasury Notes 3.5% 2/15/2033	3.91	49,310,000	47,871,149
US Treasury Notes 3.625% 3/31/2028	3.59 to 3.60	34,500,000	34,509,434
US Treasury Notes 3.625% 3/31/2030	3.54 to 3.55	21,930,000	21,840,053
US Treasury Notes 3.75% 4/15/2028	3.69	13,570,000	13,611,346
US Treasury Notes 3.75% 5/15/2028	3.86	52,610,000	52,776,542
US Treasury Notes 3.75% 5/31/2030	3.69	12,660,000	12,668,902
US Treasury Notes 3.75% 8/31/2031	3.65 to 4.10	71,020,000	70,698,191
US Treasury Notes 3.875% 11/30/2027	3.74 to 3.82	14,110,000	14,184,408
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.01	51,100,000	51,378,352
US Treasury Notes 3.875% 5/31/2027	3.90 to 3.91	30,000,000	30,104,297
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.77	22,052,000	21,869,382
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	44,930,000	44,243,694
US Treasury Notes 4% 1/15/2027	4.14 to 4.15	61,280,000	61,509,800
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	6,420,000	6,486,959
US Treasury Notes 4% 10/31/2029	4.15	19,300,000	19,517,125
US Treasury Notes 4% 7/31/2029	3.83	2,580,000	2,608,464
US Treasury Notes 4% 7/31/2030	4.08	15,390,000	15,563,739
US Treasury Notes 4% 7/31/2032	4.16	5,030,000	5,053,578
US Treasury Notes 4.125% 10/31/2027	4.24	8,800,000	8,889,375
US Treasury Notes 4.125% 10/31/2031	4.39	21,800,000	22,118,484
US Treasury Notes 4.125% 11/15/2027	4.09 to 4.20	52,510,000	53,045,356
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	81,250,000	81,719,727
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	27,900,000	28,351,195
US Treasury Notes 4.125% 3/31/2032	4.23	24,070,000	24,389,680
US Treasury Notes 4.125% 7/31/2028	4.19	15,000,000	15,199,219
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	31,870,000	32,404,071
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	97,240,000	98,565,654
US Treasury Notes 4.25% 11/15/2034	4.31	12,425,000	12,565,267
US Treasury Notes 4.25% 11/30/2026	4.17	38,210,000	38,435,379
US Treasury Notes 4.25% 2/15/2028	4.17	71,440,000	72,460,092
US Treasury Notes 4.25% 2/28/2031	4.26 to 4.36	24,300,000	24,846,750
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	42,740,000	43,591,146
US Treasury Notes 4.25% 8/15/2035	4.22 to 4.23	9,400,000	9,476,375
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	32,510,000	33,212,267
US Treasury Notes 4.375% 11/30/2030	4.16 to 4.36	24,163,000	24,845,416
US Treasury Notes 4.375% 5/15/2034	3.84	4,680,000	4,788,225
US Treasury Notes 4.625% 9/30/2028	4.76	21,630,000	22,238,344
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.99	54,530,000	54,870,813
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	25,780,000	27,098,204
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,282,676,997)			3,088,994,285

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (u)	4.21	1,103,646,592	1,103,867,321
Fidelity Securities Lending Cash Central Fund (u)(v)	4.19	10,671,995	10,673,062
TOTAL MONEY MARKET FUNDS (Cost $1,114,504,595)			1,114,540,383

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	18,030,000	578,725
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	12,870,000	429,826
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	16,580,000	524,102
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	22,140,000	721,482
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	5,250,000	117,080
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	23,780,000	798,080
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	16,810,000	607,994
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	28,200,000	357,358
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	16,900,000	611,675

TOTAL PUT SWAPTIONS			4,746,322
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	18,030,000	651,992
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	12,870,000	443,346
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	16,580,000	614,371
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	22,140,000	793,738
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	5,250,000	158,153
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	23,780,000	508,867
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	16,810,000	530,220
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	28,200,000	883,668
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	16,900,000	531,892

TOTAL CALL SWAPTIONS			5,116,247
TOTAL PURCHASED SWAPTIONS (Cost $11,402,496)			9,862,569

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $15,094,176,679)	15,249,941,317
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(58,136,935)
NET ASSETS - 100.0%	15,191,804,382

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 10/1/2055	(4,925,000)	(4,961,543)
Ginnie Mae II Pool 6% 10/1/2055	(4,825,000)	(4,907,666)
Uniform Mortgage Backed Securities 2.5% 10/1/2055	(32,275,000)	(27,189,167)
Uniform Mortgage Backed Securities 2.5% 11/1/2055	(32,275,000)	(27,195,473)
Uniform Mortgage Backed Securities 3% 10/1/2055	(36,600,000)	(32,146,524)
Uniform Mortgage Backed Securities 6% 10/1/2055	(13,425,000)	(13,713,428)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(110,113,801)

TOTAL TBA SALE COMMITMENTS (Proceeds $109,816,968)		(110,113,801)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	9,669	12/19/2025	1,087,611,422	4,925,355	4,925,355
CBOT 2Y US Treasury Notes Contracts (United States)	1,749	12/31/2025	364,434,211	184,582	184,582
CBOT US Treasury Long Bond Contracts (United States)	436	12/19/2025	50,834,875	1,380,420	1,380,420
CBOT US Treasury Ultra Bond Contracts (United States)	3,785	12/19/2025	454,554,844	12,153,711	12,153,711

TOTAL PURCHASED					18,644,068

Sold

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	6	12/31/2025	655,078	5,055	5,055
CBOT US Treasury Ultra Bond Contracts (United States)	9	12/19/2025	1,080,844	(28,987)	(28,987)

TOTAL SOLD					(23,932)

TOTAL FUTURES CONTRACTS					18,620,136
The notional amount of futures purchased as a percentage of Net Assets is 12.9%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	84,859,000	USD	55,952,206	Bank of America NA	10/16/2025	211,073
AUD	87,267,000	USD	57,524,338	JPMorgan Chase Bank NA	10/16/2025	232,657
EUR	13,054,651	USD	15,326,291	Canadian Imperial Bank of Commerce	10/2/2025	522
EUR	2,703,000	USD	3,184,077	Barclays Bank PLC	10/16/2025	(7,738)
EUR	3,255,000	USD	3,817,208	Royal Bank of Canada	10/16/2025	7,796
USD	158,526,887	AUD	239,830,000	Morgan Stanley	10/16/2025	(202,760)
USD	72,127,725	CAD	99,768,000	JPMorgan Chase Bank NA	10/16/2025	386,845
USD	47,533,923	CHF	37,732,000	JPMorgan Chase Bank NA	10/16/2025	49,241
USD	95,017,535	EUR	80,604,000	BNP Paribas SA	10/16/2025	298,458
USD	16,614,736	EUR	14,140,000	Canadian Imperial Bank of Commerce	10/16/2025	(1,409)
USD	854,845,392	EUR	729,099,000	Morgan Stanley	10/16/2025	(1,930,753)
USD	30,384,578	GBP	22,449,000	Royal Bank of Canada	10/16/2025	190,435
USD	67,764,107	JPY	9,952,328,000	Canadian Imperial Bank of Commerce	10/16/2025	357,128
USD	16,923,879	SGD	21,655,000	Brown Brothers Harriman & Co.	10/16/2025	116,454

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(292,051)
Unrealized Appreciation						1,850,609
Unrealized Depreciation						(2,142,660)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index	Annual	3.5%	Annual	LCH	12/17/2027	100,410,000	400,207	0	400,207
U.S. SOFR Index	Annual	3.5%	Annual	LCH	12/17/2028	207,679,000	1,160,525	0	1,160,525
U.S. SOFR Index	Annual	3.75%	Annual	LCH	12/17/2029	62,061,000	493,494	0	493,494
U.S. SOFR Index	Annual	3.75%	Annual	LCH	12/17/2045	17,503,000	343,011	0	343,011
TOTAL INTEREST RATE SWAPS							2,397,237	0	2,397,237

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,735,540,977 or 18.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Level 3 security.
(h)	Non-income producing - Security is in default.
(i)	Non-income producing.
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,465,746 or 0.1% of net assets.

(k)	Security or a portion of the security is on loan at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,068,059,350 or 7.0% of net assets.

(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $8,816,008.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,748,196.
(r)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,517,155.
(s)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $440,952.

(t)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(v)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/2024	5,749,854

New Cotai LLC / New Cotai Capital Corp	9/11/2020	11,110,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	954,026,081	2,592,850,149	2,443,006,427	31,949,827	(2,482)	-	1,103,867,321	1,103,646,592	2.0%
Fidelity Emerging Markets Debt Central Fund	2,228,069,789	96,885,556	60,011,991	96,885,556	(2,118,739)	101,625,139	2,364,449,754	281,482,114	100.0%
Fidelity Floating Rate Central Fund	724,534,413	273,635,973	16,795,839	54,071,619	(788,353)	(11,747,415)	968,838,779	10,077,374	48.9%
Fidelity Securities Lending Cash Central Fund	4,347,769	547,830,968	541,505,675	10,031	-	-	10,673,062	10,671,995	0.0%
Total	3,910,978,052	3,511,202,646	3,061,319,932	182,917,033	(2,909,574)	89,877,724	4,447,828,916

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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